Derivative financial instruments and hedging activities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Derivative financial instruments and hedging activities

Note 9 Derivative financial instruments and hedging activities
Derivative instruments are categorized as either financial or non-financial
derivatives. Financial derivatives are financial contracts whose value is derived from an underlying interest rate, foreign exchange rate, credit risk, and equity or equity index.
Non-financial
derivatives are contracts whose value is derived from a precious metal, commodity instrument or index. The notional amount of derivatives represents the contract amount used as a reference point to calculate payments. Notional amounts are generally not exchanged by counterparties, and do not reflect our EAD.
Financial derivatives
Forwards and futures
Forward contracts are
non-standardized
agreements that are transacted between counterparties in the OTC market, whereas futures are standardized contracts with respect to amounts and settlement dates, and are traded on regular futures exchanges. Examples of forwards and futures are described below.
Interest rate forwards (forward rate agreements) and futures are contractual obligations to buy or sell an interest-rate sensitive financial instrument on a predetermined future date at a specified price.
Foreign exchange forwards and futures are contractual obligations to exchange one currency for another at a specified price for settlement at a predetermined future date.
Equity forwards and futures are contractual obligations to buy or sell at a fixed value (the specified price) of an equity index, a basket of stocks or a single stock at a predetermined future date.
Swaps
Swaps are OTC contracts in which two counterparties exchange a series of cash flows based on agreed upon rates applied to a notional amount. Examples of swap agreements are described below.
Interest rate swaps are agreements where two counterparties exchange a series of payments based on different interest rates applied to a notional amount in a single currency. Certain interest rate swaps are transacted and settled through clearing houses which act as central counterparties. Cross currency swaps involve the exchange of fixed payments in one currency for the receipt of fixed payments in another currency. Cross currency interest rate swaps involve the exchange of both interest and notional amounts in two different currencies.
Equity swaps are contracts in which one counterparty agrees to pay or receive from the other cash flows based on changes in the value of an equity index, a basket of stocks or a single stock.
Options
Options are contractual agreements under which the seller (writer) grants the purchaser the right, but not the obligation, either to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument or commodity at a specified price, at or by a predetermined future date. The seller (writer) of an option can also settle the contract by paying the cash settlement value of the purchaser’s right. The seller (writer) receives a premium from the purchaser for this right. The various option agreements that we enter into include but are not limited to interest rate options, foreign currency options, equity options and index options.
Credit derivatives
Credit derivatives are OTC contracts that transfer credit risk related to an underlying financial instrument (referenced asset) from one counterparty to another. Credit derivatives include credit default swaps, credit default baskets and total return swaps.
Credit default swaps provide protection against the decline in the value of the referenced asset as a result of specified credit events such as default or bankruptcy. They are similar in structure to an option, whereby the purchaser pays a premium to the seller of the credit default swap in return for payment contingent on a credit event affecting the referenced asset.
Credit default baskets are similar to credit default swaps except that the underlying referenced financial instrument is a group of assets instead of a single asset.
Total return swaps are contracts where one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a referenced asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.
Other derivative products
Other contracts are stable value and equity derivative contracts.
Non-financial
derivatives
Other contracts also include
non-financial
derivative products such as precious metal and commodity derivative contracts in both the OTC and exchange markets.
Derivatives issued for trading purposes
Most of our derivative transactions relate to client-driven sales and trading activities, and associated market risk hedging. Sales activities include the structuring and marketing of derivative products to clients, enabling them to modify or reduce risks. Trading involves market-making, positioning and arbitrage activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenue based on spread and volume. Positioning involves the active management of derivative transactions with the expectation of profiting from favourable movements in prices, rates, or indices. Arbitrage activities involve identifying and profiting from price differentials between markets and product types. Any realized and unrealized gains or losses on derivatives used for trading purposes are recognized immediately in
Non-interest
income – Trading revenue.
Derivatives issued for other-than-trading purposes
We also use derivatives for purposes other than trading, primarily for hedging, in conjunction with the management of interest rate, credit, equity and foreign exchange risk related to our funding, lending, investment activities and asset/liability management.
Interest rate swaps are used to manage our exposure to interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. Purchased options are used to hedge redeemable deposits and other options embedded in consumer products. We manage our exposure to foreign currency risk with cross currency swaps and foreign exchange forward contracts. We predominantly use credit derivatives to manage our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Certain derivatives and cash instruments are specifically designated and qualify for hedge accounting. From time to time, we also enter into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered economically feasible to implement. In such circumstances, changes in fair value are reflected in Other income in
Non-interest
income.
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2022
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$763,398	$44,188	$353	$807,939	$806,576	$1,363
Swaps	4,994,006	6,934,996	4,781,148	16,710,150	16,001,414	708,736
Options purchased	100,504	577,780	151,084	829,368	829,368	–
Options written	108,770	556,652	182,841	848,263	848,263	–
Foreign exchange contracts
Forward contracts	2,187,124	86,136	2,648	2,275,908	2,230,901	45,007
Cross currency swaps	87,942	67,345	82,659	237,946	233,617	4,329
Cross currency interest rate swaps	518,244	1,572,490	879,541	2,970,275	2,918,063	52,212
Options purchased	58,075	18,061	3,199	79,335	79,335	–
Options written	62,266	16,623	3,274	82,163	82,163	–
Credit derivatives (2)	1,143	35,621	6,751	43,515	42,785	730
Other contracts (3)	228,709	93,431	19,392	341,532	327,860	13,672
Exchange-traded contracts
Interest rate contracts
Futures – long positions	148,032	50,869	–	198,901	197,251	1,650
Futures – short positions	233,941	98,763	65	332,769	332,320	449
Options purchased	56,353	12,173	–	68,526	68,526	–
Options written	16,394	6,168	–	22,562	22,562	–
Foreign exchange contracts
Futures – long positions	164	–	–	164	164	–
Other contracts	539,103	89,147	2,094	630,344	630,344	–
	$10,104,168	$10,260,443	$6,115,049	$26,479,660	$25,651,512	$828,148

	As at October 31, 2021
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$866,704	$161,835	$158	$1,028,697	$1,015,263	$13,434
Swaps	3,936,638	6,559,032	4,268,243	14,763,913	14,259,757	504,156
Options purchased	266,798	312,149	185,547	764,494	764,494	–
Options written	271,000	309,540	203,665	784,205	784,205	–
Foreign exchange contracts
Forward contracts	1,730,712	56,335	2,491	1,789,538	1,753,075	36,463
Cross currency swaps	82,316	57,968	72,864	213,148	204,789	8,359
Cross currency interest rate swaps	439,169	1,193,669	776,062	2,408,900	2,376,225	32,675
Options purchased	46,060	16,097	3,059	65,216	65,216	–
Options written	53,342	16,122	3,060	72,524	72,524	–
Credit derivatives (2)	1,027	35,759	6,125	42,911	42,428	483
Other contracts (3)	218,270	98,850	20,757	337,877	325,226	12,651
Exchange-traded contracts
Interest rate contracts
Futures – long positions	110,285	148,262	333	258,880	256,020	2,860
Futures – short positions	173,039	97,364	126	270,529	270,129	400
Options purchased	28,071	15,250	–	43,321	43,321	–
Options written	22,272	1,300	–	23,572	23,572	–
Foreign exchange contracts
Futures – long positions	129	–	–	129	129	–
Other contracts	391,339	84,135	1,175	476,649	476,649	–
	$8,637,171	$9,163,667	$5,543,665	$23,344,503	$22,733,022	$611,481

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $
1
billion (October 31, 2021 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $
26

billion (October 31, 2021 – $25 billion) and protection sold of $
17
billion (October 31, 2021 – $17 billion).

(3)	Other contracts exclude loan un derwriting commitm ents of $ 6 billion (October 31, 2021 – $9 billion), which are not classified as derivatives under CAR guidelines.
Fair value of derivative instruments
(1)

	As at
	October 31, 2022		October 31, 2021

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts

Forward rate agreements	$77	$25	$10	$11
Swaps	25,690	21,608	28,400	23,136
Options purchased	12,056	–	4,580	–
Options written	–	12,201	–	5,258
	37,823	33,834	32,990	28,405
Foreign exchange contracts
Forward contracts	37,734	37,631	11,404	11,515
Cross currency swaps	8,680	9,087	4,469	4,929
Cross currency interest rate swaps	49,758	38,230	23,208	22,382
Options purchased	2,623	–	1,021	–
Options written	–	2,571	–	978
	98,795	87,519	40,102	39,804
Credit derivatives	388	125	34	115
Other contracts	18,474	21,084	20,827	21,253
	155,480	142,562	93,953	89,577
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	2,244	6,880	1,187	1,116
	2,244	6,880	1,187	1,116
Foreign exchange contracts
Forward contracts	268	237	305	260
Cross currency swaps	–	22	32	–
Cross currency interest rate swaps	374	6,677	859	447
	642	6,936	1,196	707
Credit derivatives	–	–	–	5
Other contracts	313	273	329	321
	3,199	14,089	2,712	2,149
Total gross fair values before:	158,679	156,651	96,665	91,726
Valuation adjustments determined on a pooled basis	(2,055)	(975)	(810)	27
Impact of netting agreements that qualify for balance sheet offset	(2,185)	(2,185)	(314)	(314)
	$154,439	$153,491	$95,541	$91,439

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2022				October 31, 2021

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$56,050	56,792	41,597	$154,439	$27,771	28,029	39,741	$95,541
Derivative liabilities	58,504	54,361	40,626	153,491	26,766	27,938	36,735	91,439

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Interest rate benchmark reform
(1)
We use interest rate contracts in fair value hedges and cash flow hedges to manage our exposure to interest rate risk of our existing and/or forecast assets and liabilities. We also use foreign denominated deposit liabilities in net investment hedges to manage the foreign exchange risk arising from our investments in foreign operations. The hedging instruments designated to manage these risks reference IBORs in multiple jurisdictions and will be affected by the Reform as the markets transition to ABRs as discussed in Note 2.
The following table presents the notional or principal amount of our hedging instruments which reference IBORs that will be affected by the Reform as discussed in Note 2. The notional or principal amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

	As at
	October 31, 2022	October 31, 2021

(Millions of Canadian dollars)	Notional/Principal amounts	Notional/Principal amounts
Interest rate contracts
USD LIBOR	$40,208	$38,730
GBP LIBOR	–	290
CDOR	114,159	76,931
Total Return Swaps
CDOR	801	390
Non-derivative instruments
USD LIBOR	237	215
	$155,405	$116,556

(1)	Excludes interest rate contracts and non-derivative instruments which reference rates in multi-rate jurisdictions, including EURO Interbank Offered Rate and Australian Bank Bill Swap Rate (BBSW).
Derivative-related credit risk
Credit risk from derivative transactions is generated by the potential for the counterparty to default on its contractual obligations when one or more transactions have a positive market value to us. Therefore, derivative-related credit risk is represented by the positive fair value of the instrument and is normally a small fraction of the contract’s notional amount.
We subject our derivative transactions to the same credit approval, limit and monitoring standards that we use for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolio. Credit utilization for all products is compared with established limits on a continual basis and is subject to a standard exception reporting process. We use a single internal rating system for all credit risk exposure, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
Offsetting is a technique that can reduce credit exposure from derivatives and is generally facilitated through the use of master netting agreements and achieved when specific criteria are met in accordance with our accounting policy in Note 2. A master netting agreement provides for a single net settlement of all financial instruments covered by the agreement in the event of default. However, credit risk is reduced only to the extent that our financial obligations to the same counterparty can be set off against obligations of the counterparty to us. We maximize the use of master netting agreements to reduce derivative-related credit exposure. Our overall exposure to credit risk that is reduced through master netting agreements may change substantially following the reporting date as the exposure is affected by each transaction subject to the agreement as well as by changes in underlying market rates. Measurement of our credit exposure arising out of derivative transactions is reduced to reflect the effects of netting in cases where the enforceability of that netting is supported by appropriate legal analysis as documented in our trading credit risk policies.
The use of collateral is another significant credit mitigation technique for managing derivative-related counterparty credit risk.
Mark-to-market
provisions in our agreements with some counterparties, typically in the form of a Credit Support Annex, provide us with the right to request that the counterparty pay down or collateralize the current market value of its derivatives positions when the value exceeds a specified threshold amount.
Replacement cost and credit equivalent amounts are determined in accordance with OSFI’s non-modelled
regulatory
SA-CCR
under the CAR guidelines. The replacement cost represents the total fair value of all outstanding contracts in a gain position after factoring in the master netting agreements and applicable margins, scaled by a regulatory factor. The credit equivalent amount is defined as the replacement cost plus an additional amount for potential future credit exposure also scaled by a regulatory factor. The risk-weighted equivalent is determined by applying appropriate risk-weights to the credit equivalent amount, including those risk weights reflective of model approval under the internal ratings based approach.

Derivative-related credit
risk
(1)

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$46	$76	$5	$9	$64	$20
Swaps	9,699	21,698	5,187	4,519	16,203	4,569
Options purchased	108	426	119	113	403	187
Options written	15	543	164	23	415	141
Foreign exchange contracts
Forward contracts	8,772	29,565	5,940	3,085	19,097	4,232
Swaps	6,072	22,188	4,556	2,621	16,484	4,092
Options purchased	536	1,111	340	177	510	145
Options written	28	313	86	2	196	43
Credit derivatives	299	766	114	913	2,234	213
Other contracts	5,196	20,457	7,520	7,668	26,567	10,480
Exchange-traded contracts	11,098	19,870	397	1,814	6,218	124
	$41,869	$117,013	$24,428	$20,944	$88,391	$24,246

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $16 billion (October 31, 2021 – $18 billion).
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2022
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$39,001	$72,983	$29,690	$17,005	$158,679	$73,616	$22,727	$62,336	$158,679
Impact of master netting agreements and applicable margins	21,552	62,614	21,818	10,826	116,810	71,582	22,597	22,631	116,810
Replacement cost (after netting agreements)	$17,449	$10,369	$7,872	$6,179	$41,869	$2,034	$130	$39,705	$41,869

	As at October 31, 2021
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$22,801	$37,938	$16,333	$19,593	$96,665	$42,361	$15,964	$38,340	$96,665
Impact of master netting agreements and applicable margins	20,545	33,257	12,050	9,869	75,721	41,554	15,731	18,436	75,721
Replacement cost (after netting agreements)	$2,256	$4,681	$4,283	$9,724	$20,944	$807	$233	$19,904	$20,944

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment
grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.
Derivatives in hedging relationships
We apply hedge accounting to minimize volatility in earnings and capital caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item.
Derivatives used in hedging relationships are recorded in Other Assets – Derivatives or Other Liabilities – Derivatives on the Balance Sheet. Foreign currency-denominated liabilities used in net investment hedging relationships are recorded in Deposits – Business and Government and Subordinated debentures on the Balance Sheet. Gains and losses relating to hedging ineffectiveness is recorded in
Non-Interest
income and amounts reclassified from hedge reserves in OCI to income is recorded in
Net-interest
income for cash flow hedges and
Non-interest
income for net Investment hedges.
We assess and measure the effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. When cash instruments are designated as hedges of foreign exchange risks, only changes in their value due to foreign exchange risk are included in the assessment and measurement of hedge effectiveness.
Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset and frequency of payment.
•	Difference in the discounting factors between the hedged item and the hedging instrument, taking into consideration the different reset frequency of the hedged item and hedging instrument.
•	Hedging derivatives with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.
Below is a description of our risk management strategy for each risk exposure that we decide to hedge:
Interest rate risk
We use interest rate contracts to manage our exposure to interest rate risk by modifying the repricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The swaps are designated in either a fair value hedge or a cash flow hedge and predominantly reference IBORs across multiple jurisdictions. Certain swaps will be affected by the Reform as the market transitions to ABRs.
For fair value hedges, we use interest rate contracts to manage the fair value movements of our fixed-rate instruments due to changes in benchmark interest. The interest rate swaps are entered into on a one-to-one
basis to manage the benchmark interest rate risk, and its terms are critically matched to the specified fixed rate instruments.
We also use interest rate swaps in fair value hedges to manage interest rate risk from residential mortgage assets and funding liabilities. Our exposure from this portfolio changes with the origination of new loans, repayments of existing loans, and sale of securitized mortgages. Accordingly, we have adopted dynamic hedging for that portfolio, in which the hedge relationship is rebalanced on a more frequent basis, such as on a bi-weekly
or on a monthly basis.
For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates. The variable rate instruments and forecast transactions which reference certain IBORs will be affected by the Reform. Whilst some of the interest rate derivatives are entered into on a one-to-one
basis to manage a specific exposure, other interest rate derivatives may be entered into for managing interest rate risks of a portfolio of assets and liabilities.
Foreign exchange risk
We manage our exposure to foreign currency risk with cross currency swaps in a cash flow hedge, and foreign exchange forward contracts in a net investment hedge. Certain cash instruments may also be designated in a net investment hedge, where applicable.
For cash flow hedges, we use cross currency swaps and forward contracts to manage the cash flow variability arising from fluctuations in foreign exchange rates on our issued foreign denominated fixed rate liabilities and highly probable forecasted transactions. The maturity profile and repayment terms of these swaps are matched to those of our foreign denominated exposures to limit our cash flow volatility from changes in foreign exchange rates.
For net investment hedges, we use a combination of foreign exchange forwards and cash instruments, such as foreign denominated deposit liabilities, some of which reference IBORs that will be affected by the Reform, to manage our foreign exchange risk arising from our investments in foreign operations. Our most significant exposures include USD, GBP and Euro. When hedging net investments in foreign operations using foreign exchange forwards, only the undiscounted spot element of the foreign exchange forward is designated as the hedging instrument. Accordingly, changes in the fair value of the hedging instrument as a result of changes in forward rates and the effects of discounting are not included in the hedging effectiveness assessment. Foreign operations are only hedged to the extent of the principal of the foreign denominated deposit liabilities or notional amount of the derivative; we generally do not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.
Equity price risk
We use total return swaps in cash flow hedges to mitigate the cash flow variability of the expected payment associated with our cash settled share-based compensation plan for certain key employees by exchanging interest payments for indexed RBC share price change and dividend returns.
Credit risk
We predominantly use credit derivatives to economically hedge our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Derivative instruments designated in hedging relationships
The following table presents the fair values of the derivative instruments and the principal amounts of the non-derivative
liabilities, categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.
Derivatives and non-derivative instruments
(1)

	As at
	October 31, 2022				October 31, 2021
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$247	$57	$36	$154,099	$66	$9	$98	$95,368
Liabilities
Derivative instruments	27	–	126	153,338	131	20	18	91,270
Non-derivative instruments	–	–	25,798	n.a.	–	–	27,157	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable
The following tables provide the remaining term to maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:
Fair value hedges

	As at October 31, 2022
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$9,083	$32,173	$15,516	$56,772	$247	$3
Hedge of fixed rate liabilities	13,231	69,419	10,094	92,744	–	24
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.5%	2.8%	2.3%
Hedge of fixed rate liabilities	1.9%	1.8%	2.0%	1.9%

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts

Hedge of fixed rate assets	$10,503	$25,008	$6,568	$42,079	$19	$116
Hedge of fixed rate liabilities	8,939	44,870	11,646	65,455	47	15
Weighted average fixed interest rate
Hedge of fixed rate assets	0.8%	0.7%	1.9%	0.9%
Hedge of fixed rate liabilities	1.5%	1.2%	1.5%	1.3%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Cash flow hedges

	As at October 31, 2022
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$50,436	$74,726	$1,023	$126,185	$–	$–
Hedge of variable rate liabilities	6,221	42,830	24,024	73,075	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	3.3%	2.8%	2.5%	3.0%
Hedge of variable rate liabilities	2.0%	1.5%	2.0%	1.7%
Foreign exchange risk
Cross currency swaps	$–	$314	$–	$314	$32	$–
Weighted average CAD-EUR exchange rate	n.a.	1.44	n.a.	1.44

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$57,304	$28,707	$4,112	$90,123	$–	$–
Hedge of variable rate liabilities	16,659	55,556	13,784	85,999	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.5%	1.0%	1.2%	0.7%
Hedge of variable rate liabilities	0.8%	1.2%	1.5%	1.2%
Foreign exchange risk
Cross currency swaps	$–	$183	$–	$183	$9	$–
Weighted average CAD-EUR exchange rate	n.a.	1.52	n.a.	1.52

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable
Net investment hedges

	As at October 31, 2022
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$5,462	$20,851	$1,025	$27,338	n.a.	$25,798
Weighted average CAD-USD exchange rate	1.31	1.28	1.28	1.29
Weighted average CAD-EUR exchange rate	–	1.51	1.48	1.51
Weighted average CAD-GBP exchange rate	–	1.71	–	1.71
Forward contracts	$6,089	$–	$–	$6,089	$36	$126
Weighted average CAD-USD exchange rate	1.34	n.a.	n.a.	1.34
Weighted average CAD-EUR exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-GBP exchange rate	1.55	n.a.	n.a.	1.55

	As at October 31, 2021
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk

Foreign currency liabilities	$433	$26,294	$401	$27,128	n.a.	$27,157
Weighted average CAD-USD exchange rate	1.32	1.29	1.30	1.29
Weighted average CAD-EUR exchange rate	–	1.51	1.48	1.51
Weighted average CAD-GBP exchange rate	–	1.72	–	1.72
Forward contracts	$4,951	$–	$–	$4,951	$98	$18
Weighted average CAD-USD exchange rate	1.26	n.a.	n.a.	1.26
Weighted average CAD-EUR exchange rate	1.45	n.a.	n.a.	1.45
Weighted average CAD-GBP exchange rate	1.73	n.a.	n.a.	1.73

n.a.	not applicable
The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2022
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk

Fixed rate assets (1)	$52,216	$–	$(3,285)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(3,695)
Fixed rate liabilities (1)	–	86,738	–	(5,924)	Deposits – Business and government; Subordinated debentures Deposits – Bank	5,742

	As at and for the year ended October 31, 2021
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$42,810	$–	$(78)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(1,027)
Fixed rate liabilities (1)	–	65,355	–	(59)	Deposits – Business and government; Subordinated debentures	1,842

(1)	As at October 31, 2022, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $486 million for fixed-rate assets and a loss of $25 million for fixed-rate liabilities (October 31, 2021 – gain of $125 million and loss of $62 million, respectively).
Cash flow and net investment hedges – assets and liabilities designated as hedged items

	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk

Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail;	$4,720	$(1,777)	$(2,668)
	Interest bearing deposits with banks;
	Asset purchased under reverse
	repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government; Deposits – Personal;	(6,895)	5,471	2,231
	Obligations related to assets sold under
	repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	(17)	7	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	1,927	(5,936)	(421)

	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$614	$(402)	$206
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	(2,641)	1,310	(399)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(98)	1	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(2,331)	(4,032)	(421)

n.a.	not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$3,650	$(45)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(5,713)	29	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(4,698)	(36)	$(4,432)	$(185)
Interest rate contracts – variable rate liabilities	6,713	37	6,673	(118)
Foreign exchange risk
Cross currency swap – fixed rate assets	17	–	23	17
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(1,771)	(3)	(1,768)	–
Forward contracts	(159)	–	(159)	(23)

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$929	$(98)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(1,802)	40	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(631)	(17)	$(497)	$279
Interest rate contracts – variable rate liabilities	2,579	9	1,949	(1,024)
Foreign exchange risk
Cross currency swap – fixed rate assets	98	–	98	103
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	1,882	–	1,882	–
Forward contracts	449	–	449	1

(1)	Hedge ineffectiveness recognized in income included losses of $19 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2021 – $101 million).
n.a.	not applicable
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2022		For the year ended October 31, 2021

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$566	$2,055	$(1,079)	$4,632
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	2,241		1,452
Foreign exchange risk	23		100
Equity price risk	(1)		306
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	(227)		505
Foreign exchange risk	(17)		(105)
Equity price risk	(23)		(271)
De-designated hedges:
Interest rate risk	530		240
H edge s of net investment in foreign operations
Foreign exchange denominated debt		(1,768)		1,882
Forward foreign exchange contracts		(159)		449
Foreign currency translation differences for foreign operations		5,085		(4,308)
Reclassification of losses (gains) on foreign currency translation to income		(18)		(7)
Reclassification of losses (gains) on net investment hedging activities to income		23		(1)
Tax on movements on reserves during the period	(698)	470	(582)	(592)
Balance at the end of the year	$2,394	$5,688	$566	$2,055